SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Additional paid-in capital	$ 524,276		$ 524,276		$ 512,279
Income tax provision			25.70%	(66.40%)	101.70%
Statutory federal income tax rate			21.00%	21.00%	21.00%
Roth CH Acquisition V Co.
Cash equivalents	$ 0		$ 0		$ 0	$ 0
Additional paid-in capital						$ 205,072
Income tax provision	43.63%	16.19%	20.27%	(82.11%)	112.13%	36.84%
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits	$ 0		$ 0		$ 0	$ 0
Accrued amount for interest and penalties	$ 0		$ 0		$ 0	$ 0
Number of warrants to purchase shares issued	5,980,750		5,980,750		5,980,750